EDGAR

May 2, 2000

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Capital Series
           John Hancock Core Equity  Fund

        File Nos.  2-29502; 811-1677 (0000045291)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 2000 and Statement of Additional Information dated May 1, 2000 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                       Sincerely,


                                       /s/Joan O'Neill
                                       ---------------
                                       Joan O'Neill
                                       Senior Paralegal
                                       State and Federal Compliance